Income Taxes - Provision (Recovery) for Income Taxes from the Expected Provision at the Statutory Rates (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Income Tax Disclosure [Line Items]
Income before income taxes	$ 133,728	$ 102,610	$ 70,369
Combined basic Canadian statutory rates	26.50%	26.50%	26.50%
Income tax expense based on the above rates	$ 35,438	$ 27,192	$ 18,648
Permanent differences including amortization of intangible assets	590	3,467	875
Effect of differences between Canadian and foreign tax rates	(1,859)	(1,855)	(600)
Effect of rate changes on current year timing differences	(219)	(1,085)	(1,063)
Adjustments relating to previous periods	(972)	(569)	(1,034)
Increase (decrease) in accruals for uncertain tax positions	(1,181)	(849)	1,289
Valuation allowance	(155)	(9,102)	254
Stock based compensation			100
Other, including foreign exchange	(150)	(871)	(200)
Income tax expense	$ 31,492	$ 16,328	$ 18,269